INTANGIBLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangibles

Intangibles consisted of the following:

	March 31, 2017	December 31, 2016

Software Localization Agreement	$215,000	$215,000

Total cost	215,000	215,000
Less: accumulated amortization	(57,333)	(46,583)
Intangibles, net	$157,667	$168,417

Intangibles consisted of the following as of December 31, 2016 and 2015, respectively:

	December 31, 2016	December 31, 2015

Software license	$215,000	$215,000

Total cost	215,000	215,000
Less: accumulated amortization	(46,583)	(3,583)
Intangibles, net	$168,417	$211,417